Amounts receivable	12 Months Ended
Dec. 31, 2019
Disclosure Of Amounts Receivable [Abstract]
Amounts receivable [Text Block]	4. Amounts receivable

	December 31,	December 31,
	2019	2018
	$	$

Government receivable	289	639
Interest receivable	38	171
	327	810